AST BOND PORTFOLIO 2029
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investment — 96.1%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $6,409,868)	666,446	$7,130,972
Short-Term Investment — 2.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $180,335)	180,335	180,335

TOTAL INVESTMENTS—98.5% (cost $6,590,203)(wa)		7,311,307

Other assets in excess of liabilities(z) — 1.5%		110,418

Net Assets — 100.0%		$7,421,725

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
90	5 Year U.S. Treasury Notes	Dec. 2024	$9,889,453	$21,080
2	10 Year U.S. Treasury Notes	Dec. 2024	228,563	84
				21,164
Short Positions:
9	2 Year U.S. Treasury Notes	Dec. 2024	1,874,180	(4,612)
25	3 Year U.S. Treasury Notes	Dec. 2024	5,334,961	(10,855)
5	10 Year U.S. Ultra Treasury Notes	Dec. 2024	591,484	704
8	20 Year U.S. Treasury Bonds	Dec. 2024	993,500	6,731
5	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	665,469	5,633
				(2,399)
				$18,765
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A1